RELATED PARTY TRANSACTIONS - Schedule of ANTA Sports and subsidiaries (Details) - ANTA Sports and subsidiaries - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries	$ 14.5	$ 9.6
Sales of goods and services to ANTA Sports and subsidiaries	$ 11.2	$ 7.4